Schedule of Detailed Short-term Bank Debt (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Bank Loans Schedule Of Detailed Short-term Bank Debt 1	$ 0
Bank Loans Schedule Of Detailed Short-term Bank Debt 2	32,580,000
Bank Loans Schedule Of Detailed Short-term Bank Debt 3	2,311,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 4	5,701,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 5	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 6	4,048,912
Bank Loans Schedule Of Detailed Short-term Bank Debt 7	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 8	3,258,000
Bank Loans Schedule Of Detailed Short-term Bank Debt 9	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 10	1,629,000
Bank Loans Schedule Of Detailed Short-term Bank Debt 11	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 12	2,443,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 13	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 14	814,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 15	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 16	741,195
Bank Loans Schedule Of Detailed Short-term Bank Debt 17	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 18	372,422
Bank Loans Schedule Of Detailed Short-term Bank Debt 19	3,082,000
Bank Loans Schedule Of Detailed Short-term Bank Debt 20	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 21	3,837,089
Bank Loans Schedule Of Detailed Short-term Bank Debt 22	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 23	5,827,600
Bank Loans Schedule Of Detailed Short-term Bank Debt 24	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 25	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 26	137,165
Bank Loans Schedule Of Detailed Short-term Bank Debt 27	15,058,189
Bank Loans Schedule Of Detailed Short-term Bank Debt 28	$ 51,726,194